Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Details) - Quantitative Information for Financial Instruments Measured at Fair Value - Fair Value, Inputs, Level 3 [Member] - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commercial and Agricultural Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value (in Dollars)	$ 28,390
Commercial and Agricultural Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial [Member]
Impaired Loans
Fair Value Inputs, Cap Rate	11.00%
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value (in Dollars)	$ 7,347,541	$ 5,678,297
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Construction [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value (in Dollars)	51,300	82,422
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value (in Dollars)	767,179	1,650,474
Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Farmland [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value (in Dollars)	$ 350,583	$ 367,086
Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Commercial [Member]
Impaired Loans
Fair Value Inputs, Cap Rate	10.25%	11.00%
Real Estate Portfolio Segment [Member] | Income Approach Valuation Technique [Member] | Residential [Member]
Impaired Loans
Fair Value Inputs, Cap Rate		13.75%
Other Real Estate Owned [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value (in Dollars)	$ 2,535,884	$ 6,128,365
Other Real Estate Owned [Member] | Income Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	12.50%	9.00%
Impaired Loans
Fair Value Inputs, Cap Rate		10.00%
Minimum [Member] | Commercial and Agricultural Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(31.77%)
Fair Value Inputs, Management Adjustments	0.00%
Minimum [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(31.77%)	0.00%
Fair Value Inputs, Management Adjustments	0.00%	0.00%
Minimum [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Construction [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(5.00%)	(22.00%)
Fair Value Inputs, Management Adjustments	0.00%	0.00%
Minimum [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(22.00%)	(2.30%)
Fair Value Inputs, Management Adjustments	0.00%	0.00%
Minimum [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Farmland [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(27.00%)	(8.30%)
Fair Value Inputs, Management Adjustments	10.00%	10.00%
Minimum [Member] | Other Real Estate Owned [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(50.80%)	(40.00%)
Fair Value Inputs, Management Adjustments	15.53%	0.33%
Maximum [Member] | Commercial and Agricultural Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	34.00%
Fair Value Inputs, Management Adjustments	10.00%
Maximum [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	34.00%	0.00%
Fair Value Inputs, Management Adjustments	10.00%	90.00%
Maximum [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Construction [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	99.00%	38.10%
Fair Value Inputs, Management Adjustments	10.00%	10.00%
Maximum [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	10.80%	191.70%
Fair Value Inputs, Management Adjustments	25.00%	10.00%
Maximum [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Farmland [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	15.00%	252.50%
Fair Value Inputs, Management Adjustments	75.00%	50.00%
Maximum [Member] | Other Real Estate Owned [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	142.90%	45.00%
Fair Value Inputs, Management Adjustments	72.75%	69.36%
Weighted Average [Member] | Commercial and Agricultural Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(1.12%)
Fair Value Inputs, Management Adjustments	(5.00%)
Weighted Average [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(1.12%)	0.00%
Fair Value Inputs, Management Adjustments	(5.00%)	(45.00%)
Weighted Average [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Commercial Construction [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(47.00%)	(8.05%)
Fair Value Inputs, Management Adjustments	(5.00%)	(5.00%)
Weighted Average [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Residential [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(5.60%)	(94.70%)
Fair Value Inputs, Management Adjustments	(12.50%)	(5.00%)
Weighted Average [Member] | Real Estate Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Farmland [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(6.00%)	(122.10%)
Fair Value Inputs, Management Adjustments	(42.50%)	(30.00%)
Weighted Average [Member] | Other Real Estate Owned [Member] | Market Approach Valuation Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Comparability Adjustments	(46.05%)	(2.50%)
Fair Value Inputs, Management Adjustments	(43.37%)	(31.88%)